4. Sale of subsidiary (Tables)	3 Months Ended
Mar. 31, 2014
Sale Of Subsidiary Tables
Schedule of sale of subsidiary
		December 19, 2013

Assets
Current assets:	$
Accounts receivable less allowance for doubtful accounts		1,318
Total Current Assets		1,318

Total Assets		$1,318

Liabilities
Current liabilities:
Accounts payable		$2,130
Total Current Liabilities		$2,130

Net Assets		$(812)